Debt (Narrative) (Details) (USD $)	0 Months Ended	12 Months Ended
	May 14, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Debt Instrument [Line Items]
Revolving credit facility			$ 330,000,000
Revolving credit facility period	5 years
Available to borrow under the credit facility		265,000,000
Option amount to increase credit facility		250,000,000
Cash on hand		42,850,000	30,215,000	34,158,000	26,508,000
Percentage of foreign subsidiaries' share equity		65.00%
Current portion of long-term debt		50,000,000	50,000,000
Maximum aggregate short-term borrowings at any month-end		191,000,000	141,000,000
Average aggregate short-term borrowings outstanding		171,000,000	126,000,000
Weighted average interest rates		1.55%	1.20%	1.40%
Letters of Credit Outstanding, Amount		13,000,000	15,300,000
Credit facility, maturity date			Nov. 30, 2012
Minimum [Member]
Debt Instrument [Line Items]
Incremental term loan		25,000,000
Maximum [Member]
Debt Instrument [Line Items]
Incremental term loan		250,000,000
JPMorgan Chase Bank N.A. [Member]
Debt Instrument [Line Items]
Revolving credit facility	$ 450,000,000